CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net		$ 31,535	$ 82,840	$ 253,840
Cost of revenues		31,193	82,194	248,583
Gross Profit		342	646	5,257
Selling and marketing expenses		3,313	2,097	481
General and administrative expenses		18,013	46,488	43,734
Impairment of goodwill			0	143,655
Total Operating Expenses		21,326	48,585	187,870
Loss from Operations		(20,984)	(47,939)	(182,613)
Other (expenses) income, net		(9)	728	(4)
Foreign currency exchange loss		(10)	(139)	(432)
Interest expense, net		(525)	(1,034)	(245)
Gain on disposal of subsidiaries		64	1,578
Change in fair value of warrants		(208)	316	1,995
Impairment of other receivables		(8,848)
Impairment of prepaid expenses and other current assets		(23,262)	(22,921)	(4,216)
Provision for dealership settlement			(15,134)	(11,142)
Other expenses, net		(32,798)	(36,606)	(14,044)
Loss Before Income Tax		(53,782)	(84,545)	(196,657)
Income tax benefit (expenses)		228	(74)	729
Net Loss		(53,554)	(84,619)	(195,928)
Less: net income attributable to non-controlling interests		9	87	651
Net Loss Attributable to Kaixin's Shareholders		(53,563)	(84,706)	(196,579)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(1,343)	1,866	512
Comprehensive Loss		(54,897)	(82,753)	(195,416)
Less: comprehensive income (loss) attributable to non-controlling interest		754	940	(768)
Comprehensive Loss Attributable to Kaixin's Shareholders		$ (54,143)	$ (81,813)	$ (196,184)
Loss Per Share
Loss Per Share - basic	[1]	$ (2.34)	$ (6.35)	$ (25.77)
Loss Per Share - diluted	[1]	$ (2.34)	$ (6.35)	$ (25.77)
Weighted Average Shares Used in Calculating Net Loss Per Share
Weighted Average Shares Used in Calculating Net Loss Per Share - Basic	[1]	22,883,555	13,344,477	7,627,757
Weighted Average Shares Used in Calculating Net Loss Per Share - diluted	[1]	22,883,555	13,344,477	7,627,757

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023.